Summary of Significant Accounting Policies - Schedule of Customer (Details) - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Customer A [Member] | Revenue Benchmark [Member]
Schedule of Customer [Line Items]
Proportion of total accounts receivable, net balance	18.50%		22.10%		13.10%
Customer A [Member] | Accounts Receivable [Member]
Schedule of Customer [Line Items]
Proportion of total accounts receivable, net balance		[1]	24.30%
Customer B [Member] | Revenue Benchmark [Member]
Schedule of Customer [Line Items]
Proportion of total accounts receivable, net balance	16.10%			[2]		[2]
Customer B [Member] | Accounts Receivable [Member]
Schedule of Customer [Line Items]
Proportion of total accounts receivable, net balance	17.10%		10.90%
Customer C [Member] | Accounts Receivable [Member]
Schedule of Customer [Line Items]
Proportion of total accounts receivable, net balance	13.80%		14.60%
Customer D [Member] | Accounts Receivable [Member]
Schedule of Customer [Line Items]
Proportion of total accounts receivable, net balance	13.70%			[1]
Customer E [Member] | Accounts Receivable [Member]
Schedule of Customer [Line Items]
Proportion of total accounts receivable, net balance	11.60%			[1]

[1]	Less than 10.0% of the Company’s accounts receivable, net in the respective years.
[2]	Less than 10.0% of the Company’s revenue in the respective years.